UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Inflation-Protected Securities Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 30, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2020 (unaudited)
Rating	Percentage of Fund Investments
Aaa	98.66%
Aa1	0.30
Not Rated	1.04
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$1,030.60	$1.77
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$1.77
Investor Class
Actual	$1,000.00	$1,028.80	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53
Class L
Actual	$1,000.00	$1,029.80	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53
* Expenses are equal to the Fund's annualized expense ratio of 0.35% for the Institutional Class, 0.70% for the Investor Class and 0.70% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 27.56%
$ 2,000,000	AIG Ltd(a)(b) Series 2019-2 Class A 2.35%, 10/25/2032 3-mo. LIBOR + 1.36%	$ 1,931,308
	Anchorage Capital Ltd(a)(b)
	Series 2014-3RA Class A
6,250,000	1.94%, 01/28/2031 3-mo. LIBOR + 1.05%	6,156,775
	Series 2014-4RA Class A
5,000,000	1.94%, 01/28/2031 3-mo. LIBOR + 1.05%	4,925,320
4,950,000	Apidos XII(a)(b) Series 2013-12A Class AR 2.30%, 04/15/2031 3-mo. LIBOR + 1.08%	4,834,353
6,750,000	Benefit Street Partners VIII Ltd(a)(b) Series 2015-8A Class A1AR 2.24%, 01/20/2031 3-mo. LIBOR + 1.10%	6,581,345
1,814,063	Brazos Higher Education Authority Inc(b) Series 2005-1 Class 1A4 0.45%, 03/26/2029 3-mo. LIBOR + 0.15%	1,807,586
4,500,000	Cedar Funding VII Ltd(a)(b) Series 2018-7A Class A1 2.14%, 01/20/2031 3-mo. LIBOR + 1.00%	4,394,444
6,350,000	Dryden 36 Senior Loan Fund(a)(b) Series 2014-36A Class AR2 2.50%, 04/15/2029 3-mo. LIBOR + 1.28%	6,302,718
4,250,000	Dryden 57 Ltd(a)(b) Series 2018-57A Class A 1.40%, 05/15/2031 3-mo. LIBOR + 1.01%	4,131,242
4,000,000	Dryden 76 Ltd(a)(b) Series 2019-76A Class A1 2.47%, 10/20/2032 3-mo. LIBOR + 1.33%	3,940,044
1,240,184	Educational Funding of the South Inc(b) Series 2011-1 Class A2 1.64%, 04/25/2035 3-mo. LIBOR + 0.65%	1,217,245
4,000,000	Galaxy XVIII Ltd(a)(b) Series 2018-28A Class A2 2.29%, 07/15/2031 3-mo. LIBOR + 1.07%	3,927,732
4,600,000	Galaxy XXI Ltd(a)(b) Series 2015-21A Class AR 2.16%, 04/20/2031 3-mo. LIBOR + 1.02%	4,456,669
4,300,000	Golden Credit Card Trust(a)(b) Series 2017-4A Class A 0.70%, 07/15/2024 1-mo. LIBOR + 0.52%	4,318,728
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,250,000	ICG US Ltd(a)(b) Series 2018-1A Class A1 2.17%, 04/21/2031 3-mo. LIBOR + 1.06%	$ 1,207,159
3,942,766	Janney Montgomery Scott LLC(b) Series 2018-60 Class FK 0.48%, 08/25/2048 1-mo. LIBOR + 0.30%	3,932,752
3,100,000	Madison Park Funding XXX Ltd(a)(b) Series 2018-30A Class A 1.97%, 04/15/2029 3-mo. LIBOR + 0.75%	3,024,276
2,600,000	Magnetite XIV-R Ltd(a)(b) Series 2015-14RA Class A1 2.26%, 10/18/2031 3-mo. LIBOR + 1.12%	2,533,609
2,000,000	Magnetite XXIII Ltd(a)(b) Series 2019-23A Class A 2.29%, 10/25/2032 3-mo. LIBOR + 1.30%	1,961,526
1,550,000	NextGear Floorplan Master Owner Trust(a)(b) Series 2018-1A Class A1 0.82%, 02/15/2023 1-mo. LIBOR + 0.64%	1,537,652
5,865,000	Nissan Master Owner Trust Receivables(b) Series 2017-C Class A 0.50%, 10/17/2022 1-mo. LIBOR + 0.32%	5,862,198
4,000,000	Palmer Square Ltd(a)(b) Series 2019-1A Class A1 1.76%, 11/14/2032 3-mo. LIBOR + 1.34%	3,930,140
1,181,165	PHEAA Student Loan Trust(a)(b) Series 2012-1A Class A1 0.73%, 05/25/2057 1-mo. LIBOR + 0.55%	1,137,856
5,000,000	RR 3 Ltd(a)(b) Series 2014-14A Class A1R2 2.31%, 01/15/2030 3-mo. LIBOR + 1.09%	4,882,680
	Scholar Funding Trust(a)(b)
	Series 2010-A Class A
148,029	1.64%, 10/28/2041 3-mo. LIBOR + 0.75%	145,460
	Series 2011-A Class A
1,142,729	1.79%, 10/28/2043 3-mo. LIBOR + 0.90%	1,110,558
951,903	SLM Student Loan Trust(b) Series 2007-1 Class A5 1.08%, 01/26/2026 3-mo. LIBOR + 0.09%	946,177
4,000,000	Sound Point XX Ltd(a)(b) Series 2018-2A Class A 2.09%, 07/26/2031 3-mo. LIBOR + 1.10%	3,842,072

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 403,514	Student Loan Consolidation Center Student Loan Trust I(a)(b) Series 2011-1 Class A 1.40%, 10/25/2027 1-mo. LIBOR + 1.22%	$ 405,030
313,924	Trinitas II Ltd(a)(b) Series 2014-2A Class A1R 2.40%, 07/15/2026 3-mo. LIBOR + 1.18%	312,676
6,650,000	Vibrant VIII Ltd(a)(b) Series 2018-8A Class A1A 2.28%, 01/20/2031 3-mo. LIBOR + 1.14%	6,407,348
6,650,000	Voya Ltd(a)(b) Series 2016-1A Class A1R 2.21%, 01/20/2031 3-mo. LIBOR + 1.07%	6,472,246
TOTAL ASSET-BACKED SECURITIES — 27.56% (Cost $110,708,065)		$108,576,924
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.05%
4,300,000	Great Wolf Trust(a)(b) Series 2019-WOLF Class A 1.22%, 12/15/2036 1-mo. LIBOR + 1.03%	4,129,398
U.S. Government Agency — 13.26%
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit(b)
	Series 2007-22 Class FW
1,319,925	0.63%, 03/25/2037 1-mo. LIBOR + 0.45%	1,323,663
	Series 2016-1 Class FT
327,405	0.53%, 02/25/2046 1-mo. LIBOR + 0.35%	326,382
	Series 2017-45 Class FA
269,427	0.69%, 06/25/2047 1-mo. LIBOR + 0.32%	268,515
	Series 2017-96 Class FC
5,911,887	0.58%, 12/25/2057 1-mo. LIBOR + 0.40%	5,909,305
	Series 2018-72 Class FB
4,485,943	0.53%, 10/25/2058 1-mo. LIBOR + 0.35%	4,464,595
	Series 2019-41 Class FM
4,649,331	0.63%, 08/25/2049 1-mo. LIBOR + 0.45%	4,648,341
	Series 4203 Class QF
915,256	0.43%, 05/15/2043 1-mo. LIBOR + 0.25%	911,432
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 4751 Class EF
$ 5,050,199	0.43%, 05/15/2041 1-mo. LIBOR + 0.25%	$ 5,026,052
	Series 4751 Class FA
4,187,957	0.43%, 03/15/2039 1-mo. LIBOR + 0.25%	4,169,165
	Series 4936 Class FL
2,779,563	0.68%, 12/25/2049 1-mo. LIBOR + 0.50%	2,791,153
	Government National Mortgage Association
7,344,468	4.50%, 10/20/2048	7,904,878
7,245,171	5.00%, 12/20/2048	7,870,222
	Series 2011-117 Class FJ
1,837,237	1.06%, 08/20/2041(b) 1-mo. LIBOR + 0.87%	1,868,163
	Series 2017-182 Class FN
4,768,838	0.49%, 12/16/2047(b) 1-mo. LIBOR + 0.30%	4,740,857
		52,222,723
TOTAL MORTGAGE-BACKED SECURITIES — 14.31% (Cost $56,577,047)		$ 56,352,121
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
3,800,000	0.13%, 07/15/2024	4,290,314
17,100,000	0.13%, 10/15/2024	17,916,810
14,800,000	0.13%, 04/15/2025	15,382,907
37,100,000	0.13%, 07/15/2026	42,184,936
11,420,000	0.38%, 01/15/2027	13,075,022
31,500,000	0.38%, 07/15/2027	35,921,873
10,400,000	0.50%, 01/15/2028	11,846,454
32,020,000	0.75%, 07/15/2028	36,817,772
17,700,000	0.88%, 01/15/2029	20,524,560
2,000,000	0.25%, 07/15/2029	2,191,961
6,800,000	2.13%, 02/15/2040	11,896,649
470,000	United States Treasury Note/Bond 2.00%, 02/15/2050	537,966
TOTAL U.S. TREASURY BONDS AND NOTES — 53.97% (Cost $198,726,777)		$212,587,224
TOTAL INVESTMENTS — 95.84% (Cost $366,011,889)		$377,516,269
OTHER ASSETS & LIABILITIES, NET — 4.16%		$ 16,385,034
TOTAL NET ASSETS — 100.00%		$393,901,303

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
TIPS	Treasury Inflation Protected Securities
At June 30, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Eurodollar Interest Rate Long Futures	45	USD	11,220,188	September 2020	$ 3,938
U.S. 10 Year Treasury Note Short Futures	201	USD	27,973,547	September 2020	(77,498)
U.S. 2 Year Treasury Note Long Futures	472	USD	104,229,400	September 2020	34,088
U.S. 5 Year Treasury Note Long Futures	692	USD	87,012,512	September 2020	211,497
U.S. Long Bond Short Futures	79	USD	14,106,437	September 2020	(86,007)
U.S. Treasury Long Futures	147	USD	23,150,203	September 2020	117,833
U.S. Ultra Bond Short Futures	11	USD	2,399,719	September 2020	(5,555)
				Net Appreciation	$198,296
At June 30, 2020, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
0.50%	3-mo. LIBOR	8,020,000	September 16, 2023	$ 12,841	Quarterly
1-mo. LIBOR	3-mo. LIBOR	20,800,000	July 25, 2024	(49,282)	Quarterly
3-mo. LIBOR	0.75%	6,680,000	September 16, 2027	(28,711)	Quarterly
0.93%	3-mo. LIBOR	1,870,000	April 23, 2030	(7,345)	Quarterly
0.98%	3-mo. LIBOR	7,200,000	May 21, 2030	17,298	Quarterly
3-mo. LIBOR	1.16%	7,220,000	May 21, 2035	(12,224)	Quarterly
3-mo. LIBOR	0.86%	4,870,000	April 09, 2045	35,440	Quarterly
0.85%	3-mo. LIBOR	5,050,000	April 10, 2050	(27,534)	Quarterly
			Net Depreciation	$(59,517)
At June 30, 2020, the Fund held the following outstanding centrally cleared inflation swaps:
Pay/Receive by the Fund	Rate Paid by the Fund	Rate Received by the Fund	Notional Amount	Termination Date	Unrealized Appreciation/ (Depreciation)	Payment Frequency
Receive	1.76%	CPI	8,000,000	March 26, 2021	(28,880)	At Maturity
Receive	2.13%	CPI	30,000,000	January 09, 2022	(373,500)	At Maturity
Receive	2.22%	CPI	15,000,000	March 22, 2022	(251,400)	At Maturity
Receive	2.16%	CPI	17,000,000	January 09, 2023	(380,460)	At Maturity
Receive	1.09%	CPI	27,600,000	June 12, 2023	32,016	At Maturity
Receive	2.17%	CPI	20,000,000	January 09, 2024	(639,000)	At Maturity
Receive	2.25%	CPI	28,200,000	February 20, 2024	(1,048,758)	At Maturity
Receive	1.77%	CPI	3,000,000	August 05, 2024	(80,010)	At Maturity
				Net Depreciation	$(2,769,992)
Abbreviations:
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
Currency Abbreviations
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
Great-West Inflation-Protected Securities Fund
ASSETS:
Investments in securities, fair value(a)	$377,516,269
Cash	30,233,856
Cash pledged on futures contracts	762,096
Cash pledged on centrally cleared swaps	4,140,386
Interest receivable	816,657
Subscriptions receivable	318,433
Variation margin on futures contracts	8,024
Variation margin on centrally cleared swaps	49,641
Total Assets	413,845,362
LIABILITIES:
Payable for director fees	4,139
Payable for investments purchased	19,778,374
Payable for other accrued fees	58,441
Payable for shareholder services fees	1,334
Payable to investment adviser	99,407
Redemptions payable	2,364
Total Liabilities	19,944,059
NET ASSETS	$393,901,303
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,886,937
Paid-in capital in excess of par	379,677,620
Undistributed/accumulated earnings	10,336,746
NET ASSETS	$393,901,303
NET ASSETS BY CLASS
Investor Class	$4,771,696
Class L	$10,778
Institutional Class	$389,118,829
CAPITAL STOCK:
Authorized
Investor Class	50,000,000
Class L	15,000,000
Institutional Class	100,000,000
Issued and Outstanding
Investor Class	468,509
Class L	1,059
Institutional Class	38,399,806
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.18
Class L	$10.18
Institutional Class	$10.13
(a) Cost of investments	$366,011,889
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
Great-West Inflation-Protected Securities Fund
INVESTMENT INCOME:
Interest	$1,582,802
Income from securities lending	57
Total Income	1,582,859
EXPENSES:
Management fees	632,531
Shareholder services fees – Investor Class	7,822
Shareholder services fees – Class L	18
Audit and tax fees	23,004
Custodian fees	5,480
Director's fees	9,604
Distribution fees – Class L	13
Legal fees	2,401
Pricing fees	7,934
Registration fees	44,396
Transfer agent fees	5,400
Other fees	2,064
Total Expenses	740,667
Less amount waived by investment adviser	61,878
Less amount waived by distributor - Class L	13
Net Expenses	678,776
NET INVESTMENT INCOME	904,083
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	1,686,461
Net realized loss on interest rate swaps	(1,492,757)
Net realized gain on futures contracts	6,024,790
Net realized loss on inflation swaps	(3,122,523)
Net Realized Gain	3,095,971
Net change in unrealized appreciation on investments	6,280,352
Net change in unrealized depreciation on interest rate swaps	(236,695)
Net change in unrealized depreciation on inflation swaps	(1,520,603)
Net change in unrealized appreciation on futures contracts	413,378
Net Change in Unrealized Appreciation	4,936,432
Net Realized and Unrealized Gain	8,032,403
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,936,486
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Inflation-Protected Securities Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$904,083	$8,958,424
Net realized gain	3,095,971	5,347,541
Net change in unrealized appreciation	4,936,432	11,429,314
Net Increase in Net Assets Resulting from Operations	8,936,486	25,735,279
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(7,449)	(77,860)
Class L	(16)	(172)
Institutional Class	(1,204,568)	(8,994,523)
From Net Investment Income and Net Realized Gains	(1,212,033)	(9,072,555)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,055,055	1,381,722
Institutional Class	56,632,829	99,863,882
Shares issued in reinvestment of distributions
Investor Class	7,449	77,860
Class L	16	172
Institutional Class	1,204,568	8,994,523
Shares redeemed
Investor Class	(1,322,303)	(2,659,924)
Institutional Class	(101,160,318)	(67,649,217)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(43,582,704)	40,009,018
Total Increase (Decrease) in Net Assets	(35,858,251)	56,671,742
NET ASSETS:
Beginning of Period	429,759,554	373,087,812
End of Period	$393,901,303	$429,759,554
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	105,035	141,652
Institutional Class	5,659,031	10,182,698
Shares issued in reinvestment of distributions
Investor Class	733	7,889
Class L	2	18
Institutional Class	119,264	913,946
Shares redeemed
Investor Class	(136,720)	(270,689)
Institutional Class	(10,443,384)	(6,875,037)
Net Increase (Decrease)	(4,696,039)	4,100,477
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$ 9.92	0.01	0.27	0.28	-	(0.02)	-	(0.02)	$10.18	2.88% (d)
12/31/2019	$ 9.47	0.18	0.42	0.60	-	(0.15)	-	(0.15)	$ 9.92	6.35%
12/31/2018 (e)	$10.00	0.20	(0.32)	(0.12)	(0.01)	(0.40)	-	(0.41)	$ 9.47	(1.22%) (d)
Class L
06/30/2020(Unaudited)	$ 9.91	0.01	0.27	0.28	-	(0.01)	-	(0.01)	$10.18	2.98% (d)
12/31/2019	$ 9.47	0.18	0.42	0.60	-	(0.16)	-	(0.16)	$ 9.91	6.29%
12/31/2018 (e)	$10.00	0.18	(0.33)	(0.15)	(0.01)	(0.37)	-	(0.38)	$ 9.47	(1.50%) (d)
Institutional Class
06/30/2020(Unaudited)	$ 9.86	0.02	0.28	0.30	-	(0.03)	-	(0.03)	$10.13	3.06% (d)
12/31/2019	$ 9.45	0.22	0.41	0.63	-	(0.22)	-	(0.22)	$ 9.86	6.65%
12/31/2018 (e)	$10.00	0.24	(0.33)	(0.09)	(0.01)	(0.45)	-	(0.46)	$ 9.45	(0.89%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 4,772	1.20% (g)	0.70% (g)	0.15% (g)	43% (d)
12/31/2019	$ 4,953	1.00%	0.70%	1.85%	66%
12/31/2018 (e)	$ 5,878	1.07% (g)	0.70% (g)	2.06% (g)	114% (d)
Class L
06/30/2020 (Unaudited)	$ 11	304.43% (g)	0.70% (g)	0.14% (g)	43% (d)
12/31/2019	$ 10	218.49%	0.70%	1.88%	66%
12/31/2018 (e)	$ 10	209.96% (g)	0.94% (g)	1.83% (g)	114% (d)
Institutional Class
06/30/2020 (Unaudited)	$389,119	0.37% (g)	0.35% (g)	0.48% (g)	43% (d)
12/31/2019	$424,797	0.36%	0.35%	2.23%	66%
12/31/2018 (e)	$367,200	0.37% (g)	0.35% (g)	2.42% (g)	114% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on January 5, 2018.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West Inflation-Protected Securities Fund (the Fund) are included herein. The investment objective of the Fund is to seek real return consistent with the preservation of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 30, 2020

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Futures Contracts	Exchange traded close price.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, LIBOR/OIS curves, reported trades, and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2020

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 108,576,924	$ —	$ 108,576,924
Mortgage-Backed Securities	—	56,352,121	—	56,352,121
U.S. Treasury Bonds and Notes	—	212,587,224	—	212,587,224
Total investments, at fair value:	0	377,516,269	0	377,516,269
Other Financial Investments:
Futures Contracts(a)	367,356	—	—	367,356
Interest Rate Swaps(a)	—	65,579	—	65,579
Inflation Swaps(a)	—	32,016	—	32,016
Total Assets	$ 367,356	$ 377,613,864	$ 0	$ 377,981,220
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (169,060)	$ —	$ —	$ (169,060)
Interest Rate Swaps(a)	—	(125,096)	—	(125,096)
Inflation Swaps(a)	—	(2,802,008)	—	(2,802,008)
Total Liabilities	$ (169,060)	$ (2,927,104)	$ 0	$ (3,096,164)
(a)	Inflation Swaps, Interest Rate Swaps and Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2020 were as follows:
Federal tax cost of investments	$366,011,889
Gross unrealized appreciation on investments	211,057,563
Gross unrealized depreciation on investments	(202,184,396)
Net unrealized appreciation on investments	$8,873,167

Semi-Annual Report - June 30, 2020

2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including inflation swaps, interest rate swaps and futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Inflation Risk - The risk that the level of inflation and consumer prices will not be accurately predicted, which could significantly harm the Fund’s performance.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book

Semi-Annual Report - June 30, 2020

purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 1,087 futures contracts, net of both long and short positions, for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as realized gain or loss on the Statement of Operations.
The Fund has entered into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional amount of $63,605,714 in interest rate swaps for the reporting period. Interest rate swaps are reported in a table following the Schedule of Investments.
Inflation Swaps
The Fund enters into inflation swap contracts to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the over-the-counter market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps).
Inflation swaps are reported in a table following the Schedule of Investments. The Fund held an average notional amount of $172,285,714 in inflation swaps for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2020 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$ 65,579(a)	Net unrealized depreciation on interest rate swaps	$(125,096)(a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$367,356 (a)	Net unrealized depreciation on futures contracts	$(169,060)(a)
Inflation contracts (swaps)	Net unrealized appreciation on inflation swaps	$ 32,016(a)	Net unrealized depreciation on inflation swaps	$(2,802,008) (a)
(a)Includes cumulative appreciation of interest rate contracts, futures contracts and inflation contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report - June 30, 2020

The effect of derivative investments for the period ended June 30, 2020 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$ 6,024,790	Net change in unrealized appreciation on futures contracts	$413,378
Interest rate contracts (swaps)	Net realized loss on interest rate swaps	$(1,492,757)	Net change in unrealized depreciation on interest rate swaps	$(236,695)
Inflation contracts (swaps)	Net realized loss on inflation swaps	$(3,122,523)	Net change in unrealized depreciation on inflation swaps	$(1,520,603)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.33% of the Fund’s average daily net assets up to $1 billion dollars, 0.28% of the Fund's average daily net assets over $1 billion dollars and 0.23% of the Fund's average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.35% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2020, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires December 31, 2022	Expires June 30, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$118,282	$98,004	$61,878	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Goldman Sachs Asset Management, L.P. The Adviser is responsible for compensating the Sub-Adviser for its services.
Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 30, 2020

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $565,500 for the fiscal period ended June 30, 2020.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $21,923,156 and $47,856,690, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $137,303,171 and $137,558,317, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of June 30, 2020.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2020, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2020 (the “April Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Inflation-Protected Securities Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”), with respect to the Fund.

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 10, 2020 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and other series of the Company.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted in their deliberations by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the conversion to an industry-leading portfolio and risk analytics tool and the anticipated implementation of a new trade order management and compliance tool, as well as updates to the investment accounting application, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. In this regard, the Board took into account GWCM’s communications with the Board in light of recent market volatility amidst the coronavirus pandemic.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund, noting that the Fund commenced operation on January 4, 2018.
The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications, for the one-year period ended December 31, 2019. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns for each class underperformed its performance universe median for the one-year period ended December 31, 2019, ranking in the fourth quintile of the relevant performance universe (the first quintile being the best performers and the fifth quintile being the worst performers). The Board also noted that each class of the Fund slightly underperformed its benchmark index for the one-year period ended December 31, 2019.
In evaluating the performance data, the Board took into account the Sub-Adviser’s investment process, the organization and experience of its investment personnel and portfolio risk controls. The Board also considered the Sub-Adviser’s performance attribution commentary, including, among other things, the impact of duration and asset allocation strategies on performance. In addition, the Sub-Adviser explained that the Fund is subject to diversification requirements under Section 817(h) of the Internal Revenue Code that require the portfolio to hold no more than 55% of its investments in the securities of a single issuer, including the U.S. Treasury. As a result, the Fund typically holds at least 40% or more of its inflation risk through inflation-linked swaps, and uses the residual cash position to buy high-quality floating rate assets. Also taken into account by the Board was GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance.
The Board determined that it was satisfied with the explanations for, oversight of, and information provided regarding, the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that GWCM has contractually agreed to limit the fees and expenses of the Fund through April 30, 2021.
The Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Adviser and that such fees were negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds. The Board also observed that the Fund’s total annual operating expense ratio for each class was lower than the median total operating expense ratio of its respective peer group, ranking in the second quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).
The Board noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also noted that the Sub-Adviser provided information regarding its standard institutional fee schedule for the Fund’s strategy, as disclosed in its Form ADV, which was higher than the fee charged to GWCM for the Fund. In addition, the Board noted the Sub-Adviser’s statement that it does not manage any comparable funds.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information and the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board noted that both the management fee and the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. The Board considered that, although the breakpoints in the sub-advisory fee schedule take effect at lower asset levels than for the management fee, the sub-advisory fee under the Sub-Advisory Agreement is paid by GWCM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s-length. In addition, the Board reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM as to the Fund’s Institutional Class which was below the median of the Fund’s Lipper investment classification (noting that similar data was not provided regarding the Fund’s Investor Class). The Board also recalled its observation that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors

The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that improved trading efficiencies resulting from aggregated Fund orders with other advisory accounts and potential economies of scale are the principal “fall-out” benefits derived by the Sub-Adviser from its relationship with the Fund. The Board also noted where services were provided or proposed to be provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services to be provided by Empower Retirement, LLC (“Empower”) pursuant to a new shareholder services agreement, effective April 29, 2020. Great-West Life & Annuity Insurance Company (“GWL&A”), the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015. At the April Meeting, the Board, including the Independent Directors, considered and—after taking into account, among other things, the fee proposed to be paid to Empower—approved the new shareholder services agreement in connection with an internal restructuring of the business and employees of GWL&A and Empower. In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 20, 2020